Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment
10.	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2022	$1,431	$5,410	$30,194	$162	$149	$1,676	$39,022
Additions	2	3	286	1	4	1,400	1,696
Conversion adjustments	(18)	(9)	(339)		(1)	(40)	(407)
Balance as of December 31, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311

Additions	2	-	1,017	1	7	1,465	2,492
Conversion adjustments	(19)	(153)	(1,457)	1	(4)	(108)	(1,740)
Balance as of December 31, 2023	$1,398	$5,251	$29,701	$165	$155	$4,393	$41,063

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2022	1,250	$21,591	$86	$82	$23,009

Depreciation expense	46	1,058	2		1,106
Conversion effects	(10)	(575)	(2)		(587)
Balance as of December 31, 2022	1,286	$22,074	$86	$82	$23,528

Depreciation expense	63	957	2	5	1,027
Conversion effects	(31)	(1,412)	(1)	(2)	(1,446)
Balance as of December 31, 2023	$1,318	$21,619	$87	$85	$23,109

The depreciation expense for the years ended December 31, 2023, and 2022 amounted to $ 1,035,244 and $ 1,106,263, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of January 1, 2022	$1,431	$4,160	$8,603	$76	$67	$1,676	$16,013

Balance as of December 31, 2022	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783

Balance as of December 31, 2023	$1,398	$3,933	$8,082	$78	$70	$4,393	$17,954

As noted in note 2, the plants located in the United States ceased operations in September 2023. The amount as of December 31, 2023 of property, plant and equipment amounted to $2,105,393 net. A valuation of the plants was carried out by an expert in the field, in order to review whether a possible deterioration would have to be recorded.